SHARE CAPITAL (Details)							1 Months Ended		5 Months Ended	12 Months Ended
	Apr. 03, 2024 USD ($)	Sep. 28, 2023 USD ($) $ / shares shares	Jul. 25, 2023 USD ($) $ / shares shares	Apr. 03, 2023 USD ($) $ / shares shares	Mar. 23, 2023 shares	Mar. 22, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Nov. 29, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 21, 2024 $ / shares shares	Jan. 26, 2024 shares	Dec. 31, 2023 ₪ / shares shares
Disclosure of classes of share capital [line items]
Proceeds from issuance | $	$ 1,250,000									$ 13,959,000	$ 23,806,000	$ 78,536,000
Offering expenses | $	$ 100,000
Authorized ordinary shares									200,000,000				400,000,000
Number of Ordinary Shares Issued in Exchange of American Depository Receipts					10
Number of shares issued			1,301,923				12,163				12,163
Financial expense | $										9,605,000	$ 42,387,000	16,660,000
Exercise price of warrants | $ / shares			$ 59.20
Proceeds from exercise of options | $												$ 4,006,000
Share issuance expenses | $								$ 600,000
Warrant issuance expense | $							$ 600,000
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights														600,000
Pre-funded warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							$ 0.001	$ 0.001			$ 0.001
Series A unregistered private warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights				1,500,000
Exercise price of warrants | $ / shares				$ 1.80
Placement agent warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights				90,000
Warrants, exercisable term				5 years
Exercise price of warrants | $ / shares				$ 5.00
ADS
Disclosure of classes of share capital [line items]
Number of shares issued								264,085							47,336
Proceeds from issuance of shares | $								$ 14,400,000
ADS
Disclosure of classes of share capital [line items]
Number of Ordinary Shares Issued in Exchange of American Depository Receipts					400	10
ADS | Series A unregistered private warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights				1,500,000
Exercise price of warrants | $ / shares				$ 1.35
Proceeds from issuance of shares | $				$ 2,000,000
At-the-market equity offering program | ADS
Disclosure of classes of share capital [line items]
Number of shares issued							30,582				30,582
Proceeds from issuance of shares | $											$ 2,000,000
Average share price | $ / shares											$ 66.8
At-the-market equity offering program | ADS | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares, gross | $											$ 100,000,000
Underwritten public offering
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights		971,817	971,817
Exercise price of warrants | $ / shares		$ 1.80	$ 4.6305
Registered Direct Offering
Disclosure of classes of share capital [line items]
Proceeds from issuance | $		$ 2,000,000.0	$ 1,800,000	6,000,000
Offering expenses | $		$ 200,000	$ 400,000	$ 700,000
Class of warrant or right, number of securities called by warrants or rights			330,106
Exercise price of warrants | $ / shares		$ 0.47	$ 1.80
Registered Direct Offering | Pre-funded warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares			$ 0.001	$ 0.001
Registered Direct Offering | Unregistered Private Warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights		330,106	330,106
Warrants term			5 years
Exercise price of warrants | $ / shares		$ 1.80	$ 4.75
Registered Direct Offering | Series A unregistered private warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights		1,500,000		1,500,000
Warrants term				5 years
Exercise price of warrants | $ / shares		$ 1.80	1.35	$ 4.75
Registered Direct Offering | Series B unregistered private warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights		1,500,000		1,500,000
Exercise price of warrants | $ / shares		$ 1.80	$ 1.80	$ 4.00
Registered Direct Offering | New Unregistered Warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights		8,603,846
Warrants, exercisable term		18 months
Warrants term		5 years
Exercise price of warrants | $ / shares		$ 0.47
Registered Direct Offering | First portion of placement agent warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights			78,115
Warrants, exercisable term			5 years
Registered Direct Offering | Second portion of placement agent warrants
Disclosure of classes of share capital [line items]
Number of warrants to purchase shares			90,000
Warrants term			4 years 8 months 12 days
Exercise price of warrants | $ / shares			$ 1.6875
Registered Direct Offering | Placement agent warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights		258,115
Warrants term		5 years
Exercise price of warrants | $ / shares		$ 0.5875
Proceeds from warrant exercises | $									$ 4,000,000
Registered Direct Offering | ADS | First portion of placement agent warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares			$ 1.6875
Registered Direct Offering | ADS
Disclosure of classes of share capital [line items]
Number of shares issued				1,500,000
Ordinary shares.
Disclosure of classes of share capital [line items]
Par value per share | (per share)									$ 0.01				$ 0.01		₪ 0.01
Authorized ordinary shares							1,594,000,000		19,994,000,000		1,594,000,000		39,994,000,000		19,994,000,000
Issued and paid ordinary shares							931,962,000				931,962,000				7,869,853,000
Ordinary shares. | ADS
Disclosure of classes of share capital [line items]
Number of shares issued							800,000				800,000
Proceeds from issuance of shares, gross | $							$ 8,000,000
Equity component
Disclosure of classes of share capital [line items]
Share issuance expenses | $								300,000
Gross consideration | $								6,900,000
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares									$ 0.01				$ 0.01
Authorized ordinary shares									6,000,000				6,000,000
Authorized preferred shares (reserved)							6,000,000				6,000,000				6,000,000
Warrants
Disclosure of classes of share capital [line items]
Financial expense | $		$ 600,000								$ 900,000
Share issuance expenses | $								300,000
Gross consideration | $								$ 8,100,000
Warrants | ADS
Disclosure of classes of share capital [line items]
Number of warrants to purchase shares							800,000				800,000
Class of warrant or right, number of securities called by warrants or rights							10	59.2			10
Warrants issued								330,106
Warrants, exercisable term							5 years	6 months
Warrants term								5 years 6 months
Risk-free interest rate										3.93%	3.99%
Average standard deviation										126.71%	81.71%